Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

January 31, 2022 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.8%
Corporate Bonds — 90.5%

Consumer Discretionary — 13.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.250%, due 3/15/26	$39,000	$37,812
3.500%, due 2/15/23	97,000	97,776
3.500%, due 3/15/29	73,000	68,924
4.625%, due 1/15/27	99,000	101,326
4.875%, due 2/15/30	57,000	58,069
5.875%, due 2/15/28	60,000	62,555
Allison Transmission, Inc.
3.750%, due 1/30/31	85,000	78,977
5.875%, due 6/1/29	36,000	37,923
Asbury Automotive Group, Inc.
4.625%, due 11/15/29	120,000	118,082
Bath & Body Works, Inc.
5.250%, due 2/1/28	68,000	71,400
6.625%, due 10/1/30	38,000	40,781
7.500%, due 6/15/29	42,000	45,860
Boyd Gaming Corp.
4.750%, due 12/1/27(a)	67,000	66,660
4.750%, due 6/15/31	78,000	76,560
Caesars Entertainment, Inc.
6.250%, due 7/1/25	202,000	209,024
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	36,000	37,069
Carnival Corp.
4.000%, due 8/1/28	187,000	177,889
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, due 5/1/25	35,000	36,050
Churchill Downs, Inc.
4.750%, due 1/15/28	36,000	36,212
5.500%, due 4/1/27	36,000	36,968
Ford Motor Co.
4.346%, due 12/8/26	75,000	77,800
4.750%, due 1/15/43	39,000	39,860
5.291%, due 12/8/46	66,000	72,435
7.450%, due 7/16/31(a)	56,000	71,010
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	39,000	39,097
3.096%, due 5/4/23	144,000	145,300
3.370%, due 11/17/23	76,000	76,175
3.625%, due 6/17/31	126,000	124,110
4.063%, due 11/1/24	145,000	147,721
4.271%, due 1/9/27	39,000	40,228
4.375%, due 8/6/23	98,000	100,048
5.113%, due 5/3/29	32,000	34,250
5.125%, due 6/16/25	62,000	65,178
Gap, Inc. (The)
3.625%, due 10/1/29	82,000	76,276
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	40,000	40,544
5.000%, due 7/15/29	82,000	82,041
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	127,000	120,514
3.750%, due 5/1/29	43,000	41,898
4.000%, due 5/1/31	71,000	69,776
4.875%, due 1/15/30	66,000	68,116
5.375%, due 5/1/25	38,000	38,926
5.750%, due 5/1/28	29,000	30,610
International Game Technology PLC
4.125%, due 4/15/26	30,000	30,075
5.250%, due 1/15/29	43,000	43,918
6.250%, due 1/15/27	77,000	83,793
6.500%, due 2/15/25	70,000	74,496
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27	52,000	53,029
Lithia Motors, Inc.
4.375%, due 1/15/31	61,000	61,342
MGM Resorts International
4.750%, due 10/15/28	36,000	35,706
5.500%, due 4/15/27	71,000	73,314
6.000%, due 3/15/23	92,000	94,990
Murphy Oil USA, Inc.
4.750%, due 9/15/29	70,000	71,050
NCL Corp. Ltd.
12.250%, due 5/15/24	34,000	39,600
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	34,000	33,606
Penske Automotive Group, Inc.
3.500%, due 9/1/25	51,000	50,682
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, due 2/15/28	98,000	97,728
Royal Caribbean Cruises Ltd.
9.125%, due 6/15/23	67,000	70,585
10.875%, due 6/1/23	100,000	107,070
Scientific Games International, Inc.
5.000%, due 10/15/25	118,000	120,446
Sonic Automotive, Inc.
4.625%, due 11/15/29	79,000	77,124
Station Casinos LLC
4.500%, due 2/15/28(a)	81,000	78,648
Travel + Leisure Co.
4.500%, due 12/1/29	31,000	29,925
William Carter Co. (The)
5.625%, due 3/15/27	67,000	68,591
Yum! Brands, Inc.
3.625%, due 3/15/31	51,000	48,202
4.750%, due 1/15/30	126,000	129,473
		4,671,223
Consumer Staples — 7.3%
B&G Foods, Inc.
5.250%, due 9/15/27	30,000	30,374
Central Garden & Pet Co.
4.125%, due 10/15/30(a)	46,000	44,218
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.750%, due 1/15/29	62,000	61,070
Edgewell Personal Care Co.
4.125%, due 4/1/29	53,000	52,174
Kraft Heinz Foods Co.
3.000%, due 6/1/26	54,000	54,561
3.750%, due 4/1/30	249,000	257,360
3.875%, due 5/15/27	30,000	31,135
4.375%, due 6/1/46	144,000	152,173
4.875%, due 10/1/49	57,000	64,722
5.000%, due 6/4/42	138,000	157,117
5.200%, due 7/15/45	63,000	72,998
5.500%, due 6/1/50	117,000	144,608
Lamb Weston Holdings, Inc.
4.375%, due 1/31/32	68,000	67,065

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Staples (continued)
Lamb Weston Holdings, Inc. (continued)
4.875%, due 5/15/28	$51,000	$53,040
Mattel, Inc.
3.375%, due 4/1/26	98,000	97,584
5.875%, due 12/15/27	48,000	51,000
Newell Brands, Inc.
4.350%, due 4/1/23	30,000	30,540
4.700%, due 4/1/26	108,000	113,107
4.875%, due 6/1/25	122,000	128,084
Performance Food Group, Inc.
5.500%, due 10/15/27	104,000	106,398
Pilgrim's Pride Corp.
3.500%, due 3/1/32	67,000	63,803
4.250%, due 4/15/31	83,000	81,895
5.875%, due 9/30/27	57,000	59,514
Post Holdings, Inc.
4.625%, due 4/15/30	90,000	86,738
5.500%, due 12/15/29	70,000	71,943
5.625%, due 1/15/28	67,000	68,797
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	48,000	45,840
4.500%, due 10/15/29	48,000	48,811
Spectrum Brands, Inc.
3.875%, due 3/15/31	42,000	39,480
Tempur Sealy International, Inc.
3.875%, due 10/15/31	86,000	80,202
US Foods, Inc.
4.750%, due 2/15/29	61,000	59,868
		2,476,219
Energy — 11.6%
Antero Resources Corp.
5.375%, due 3/1/30	73,000	75,540
Apache Corp.
4.250%, due 1/15/30	176,000	178,112
5.100%, due 9/1/40	42,000	44,055
Buckeye Partners LP
4.125%, due 3/1/25	31,000	30,825
Cheniere Energy Partners LP
3.250%, due 1/31/32	52,000	48,910
4.000%, due 3/1/31	121,000	120,388
4.500%, due 10/1/29	81,000	82,800
Cheniere Energy, Inc.
4.625%, due 10/15/28	127,000	128,905
Chesapeake Energy Corp.
5.500%, due 2/1/26	94,000	96,886
DCP Midstream Operating LP
5.125%, due 5/15/29	56,000	59,360
5.375%, due 7/15/25	53,000	55,796
DT Midstream, Inc.
4.125%, due 6/15/29	72,000	71,027
4.375%, due 6/15/31	49,000	48,387
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, due 1/30/28	36,000	37,245
EQM Midstream Partners LP
4.500%, due 1/15/29	53,000	50,616
4.750%, due 7/15/23	37,000	37,463
5.500%, due 7/15/28	143,000	144,732
6.000%, due 7/1/25	50,000	51,625
EQT Corp.
3.125%, due 5/15/26	71,000	69,402
3.625%, due 5/15/31(a)	91,000	90,090
3.900%, due 10/1/27	30,000	30,203
6.625%, due 2/1/25	61,000	65,727
Hess Midstream Operations LP
4.250%, due 2/15/30	65,000	62,725
NuStar Logistics LP
6.000%, due 6/1/26	43,000	45,101
Occidental Petroleum Corp.
4.200%, due 3/15/48	50,000	46,500
4.500%, due 7/15/44	311,000	300,115
5.550%, due 3/15/26	490,000	523,075
8.000%, due 7/15/25	28,000	31,850
Rockies Express Pipeline LLC
4.950%, due 7/15/29	44,000	45,210
Southwestern Energy Co.
4.750%, due 2/1/32	73,000	72,877
5.375%, due 2/1/29	98,000	99,654
5.375%, due 3/15/30	96,000	98,363
Sunoco LP / Sunoco Finance Corp.
4.500%, due 5/15/29	38,000	37,201
4.500%, due 4/30/30	39,000	38,297
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, due 1/15/32	65,000	64,701
4.875%, due 2/1/31	99,000	103,455
5.000%, due 1/15/28	66,000	67,650
6.500%, due 7/15/27	105,000	111,437
6.875%, due 1/15/29	133,000	145,469
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	197,000	196,653
3.875%, due 11/1/33	39,000	38,590
4.125%, due 8/15/31	50,000	50,325
Western Midstream Operating LP
4.550%, due 2/1/30	83,000	86,528
5.300%, due 3/1/48	28,000	30,940
		3,914,810
Financials — 5.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, due 10/15/27	51,000	49,597
Block, Inc.
2.750%, due 6/1/26	142,000	137,651
Compass Group Diversified Holdings LLC
5.250%, due 4/15/29	62,000	61,196
Enact Holdings, Inc.
6.500%, due 8/15/25	37,000	39,153
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24	72,000	73,035
LPL Holdings, Inc.
4.000%, due 3/15/29	61,000	59,203
MSCI, Inc.
3.875%, due 2/15/31	99,000	98,888
4.000%, due 11/15/29	168,000	169,050
Navient Corp.
5.500%, due 1/25/23	59,000	60,254
OneMain Finance Corp.
3.875%, due 9/15/28	45,000	42,019
4.000%, due 9/15/30	62,000	57,708
5.625%, due 3/15/23	68,000	70,110
6.125%, due 3/15/24	92,000	96,379
6.875%, due 3/15/25	91,000	98,735
7.125%, due 3/15/26	155,000	170,397
Radian Group, Inc.
4.500%, due 10/1/24	75,000	76,688
4.875%, due 3/15/27	39,000	40,365

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Financials (continued)
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	$61,000	$57,028
3.875%, due 3/1/31	194,000	181,640
SLM Corp.
3.125%, due 11/2/26	44,000	42,350
		1,681,446
Health Care — 13.9%
Avantor Funding, Inc.
3.875%, due 11/1/29	32,000	30,720
4.625%, due 7/15/28	151,000	150,622
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	32,000	29,920
5.000%, due 7/15/27	102,000	103,912
Centene Corp.
2.450%, due 7/15/28	73,000	69,431
2.500%, due 3/1/31	253,000	234,842
2.625%, due 8/1/31	101,000	94,514
3.000%, due 10/15/30	70,000	67,935
3.375%, due 2/15/30	157,000	154,056
4.250%, due 12/15/27	111,000	113,702
4.625%, due 12/15/29	239,000	248,517
Charles River Laboratories International, Inc.
3.750%, due 3/15/29	45,000	43,411
4.250%, due 5/1/28	36,000	35,809
DaVita, Inc.
3.750%, due 2/15/31	98,000	90,033
4.625%, due 6/1/30	221,000	215,009
Elanco Animal Health, Inc.
5.272%, due 8/28/23	36,000	37,402
5.900%, due 8/28/28	50,000	54,500
Encompass Health Corp.
4.500%, due 2/1/28	43,000	42,892
4.750%, due 2/1/30	61,000	60,237
HCA, Inc.
3.500%, due 9/1/30	143,000	142,341
5.375%, due 2/1/25	285,000	303,314
5.375%, due 9/1/26	51,000	55,335
5.625%, due 9/1/28	46,000	51,290
5.875%, due 5/1/23	71,000	73,929
5.875%, due 2/15/26	66,000	71,842
5.875%, due 2/1/29	123,000	138,990
Hologic, Inc.
3.250%, due 2/15/29	85,000	80,538
IQVIA, Inc.
5.000%, due 5/15/27	113,000	115,565
Jazz Securities DAC
4.375%, due 1/15/29	112,000	110,583
Legacy LifePoint Health LLC
4.375%, due 2/15/27	30,000	29,396
Molina Healthcare, Inc.
3.875%, due 11/15/30	39,000	38,464
3.875%, due 5/15/32	48,000	46,320
4.375%, due 6/15/28(a)	70,000	70,186
Mozart Debt Merger Sub, Inc.
3.875%, due 4/1/29	273,000	263,090
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, due 4/30/28	111,000	109,226
Perrigo Finance Unlimited Co.
3.900%, due 6/15/30	84,000	80,791
Prestige Brands, Inc.
3.750%, due 4/1/31	42,000	38,115
Service Corp. International
3.375%, due 8/15/30	98,000	91,488
4.625%, due 12/15/27	37,000	38,036
5.125%, due 6/1/29	50,000	52,375
Teleflex, Inc.
4.250%, due 6/1/28	39,000	38,697
4.625%, due 11/15/27	39,000	39,780
Tenet Healthcare Corp.
4.250%, due 6/1/29	66,000	63,630
4.375%, due 1/15/30	71,000	68,420
4.625%, due 9/1/24	214,000	216,383
4.625%, due 6/15/28	66,000	65,376
4.875%, due 1/1/26	99,000	99,447
5.125%, due 11/1/27	217,000	217,480
		4,687,891
Industrials — 7.2%
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28	38,000	37,194
Aramark Services, Inc.
5.000%, due 2/1/28(a)	105,000	104,212
Brink's Co. (The)
4.625%, due 10/15/27	56,000	56,710
Builders FirstSource, Inc.
4.250%, due 2/1/32	71,000	69,509
5.000%, due 3/1/30	29,000	29,773
Camelot Finance SA
4.500%, due 11/1/26	43,000	43,649
Century Communities, Inc.
3.875%, due 8/15/29	33,000	31,672
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	97,000	92,533
Covanta Holding Corp.
4.875%, due 12/1/29	30,000	29,802
Gartner, Inc.
3.750%, due 10/1/30	70,000	67,900
4.500%, due 7/1/28	51,000	51,980
Grand Canyon University
4.125%, due 10/1/24	67,000	67,939
H&E Equipment Services, Inc.
3.875%, due 12/15/28	117,000	111,086
Herc Holdings, Inc.
5.500%, due 7/15/27	73,000	75,115
Howmet Aerospace, Inc.
5.125%, due 10/1/24	77,000	80,465
6.875%, due 5/1/25	57,000	63,056
Madison IAQ LLC
4.125%, due 6/30/28	55,000	52,387
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, due 4/15/24	43,000	44,333
Spirit AeroSystems, Inc.
5.500%, due 1/15/25	53,000	54,325
SRM Escrow Issuer LLC
6.000%, due 11/1/28	79,000	81,117
Standard Industries, Inc.
3.375%, due 1/15/31	70,000	64,043
4.750%, due 1/15/28	64,000	63,120
5.000%, due 2/15/27	99,000	99,743
Stericycle, Inc.
3.875%, due 1/15/29	60,000	57,000
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, due 1/15/29	53,000	54,093

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Industrials (continued)
Taylor Morrison Communities, Inc.
5.125%, due 8/1/30	$39,000	$40,422
5.875%, due 6/15/27	81,000	86,873
Uber Technologies, Inc.
4.500%, due 8/15/29	133,000	129,010
United Rentals North America, Inc.
3.750%, due 1/15/32	89,000	85,852
3.875%, due 2/15/31	51,000	49,661
4.000%, due 7/15/30	75,000	73,875
4.875%, due 1/15/28	95,000	97,841
5.250%, due 1/15/30	43,000	45,150
5.500%, due 5/15/27	29,000	29,995
WESCO Distribution, Inc.
7.250%, due 6/15/28	120,000	128,700
Williams Scotsman International, Inc.
4.625%, due 8/15/28	67,000	67,586
		2,417,721
Information Technology — 4.2%
Black Knight InfoServ LLC
3.625%, due 9/1/28	75,000	71,938
Booz Allen Hamilton, Inc.
4.000%, due 7/1/29	70,000	69,125
CDK Global, Inc.
4.875%, due 6/1/27	30,000	30,792
5.250%, due 5/15/29	31,000	32,256
Fair Isaac Corp.
4.000%, due 6/15/28	84,000	83,160
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	72,000	67,146
Imola Merger Corp.
4.750%, due 5/15/29	135,000	131,351
NCR Corp.
5.125%, due 4/15/29	47,000	46,897
5.750%, due 9/1/27	104,000	105,637
PTC, Inc.
4.000%, due 2/15/28	43,000	42,619
Seagate HDD Cayman
3.125%, due 7/15/29	62,000	57,511
3.375%, due 7/15/31	78,000	72,423
4.125%, due 1/15/31	64,000	62,788
Sensata Technologies BV
4.000%, due 4/15/29	51,000	50,397
Sensata Technologies, Inc.
3.750%, due 2/15/31	53,000	49,803
4.375%, due 2/15/30	46,000	45,982
SS&C Technologies, Inc.
5.500%, due 9/30/27	156,000	161,104
Switch Ltd.
4.125%, due 6/15/29	79,000	76,944
Twilio, Inc.
3.875%, due 3/15/31	68,000	65,110
Xerox Corp.
4.375%, due 3/15/23	58,000	58,791
Xerox Holdings Corp.
5.000%, due 8/15/25	37,000	37,484
		1,419,258
Materials — 3.6%
Alcoa Nederland Holding BV
4.125%, due 3/31/29	37,000	37,166
5.500%, due 12/15/27	53,000	55,782
6.125%, due 5/15/28	32,000	34,016
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, due 9/1/28	87,000	83,039
4.000%, due 9/1/29	49,000	46,672
Avient Corp.
5.750%, due 5/15/25	30,000	30,928
Axalta Coating Systems LLC
3.375%, due 2/15/29	79,000	72,779
Ball Corp.
2.875%, due 8/15/30	40,000	37,100
3.125%, due 9/15/31(a)	62,000	57,893
4.000%, due 11/15/23	37,000	38,150
4.875%, due 3/15/26	43,000	45,688
5.250%, due 7/1/25	124,000	133,300
Chemours Co. (The)
5.375%, due 5/15/27	31,000	31,866
Cleveland-Cliffs, Inc.
9.875%, due 10/17/25	53,000	59,238
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	30,000	30,609
Novelis Corp.
3.875%, due 8/15/31	113,000	106,420
4.750%, due 1/30/30	99,000	98,505
Olin Corp.
5.125%, due 9/15/27	74,000	75,497
5.625%, due 8/1/29(a)	69,000	72,464
Valvoline, Inc.
3.625%, due 6/15/31	72,000	65,984
		1,213,096
Media — 9.1%
AMC Networks, Inc.
4.250%, due 2/15/29	64,000	61,556
4.750%, due 8/1/25	37,000	37,309
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	123,000	117,340
4.250%, due 1/15/34	68,000	62,917
4.500%, due 8/15/30	156,000	152,100
4.500%, due 5/1/32	181,000	174,439
4.500%, due 6/1/33	68,000	64,675
4.750%, due 3/1/30	160,000	158,767
5.000%, due 2/1/28	202,000	204,464
5.375%, due 6/1/29	49,000	50,493
Clear Channel Outdoor Holdings, Inc.
5.125%, due 8/15/27	52,000	52,000
CSC Holdings LLC
3.375%, due 2/15/31	86,000	75,035
5.500%, due 4/15/27	79,000	80,760
DISH DBS Corp.
5.000%, due 3/15/23	98,000	99,553
iHeartCommunications, Inc.
5.250%, due 8/15/27	71,000	72,136
Lamar Media Corp.
3.625%, due 1/15/31	46,000	42,780
3.750%, due 2/15/28	64,000	62,460
4.000%, due 2/15/30	39,000	37,440
Live Nation Entertainment, Inc.
3.750%, due 1/15/28	76,000	73,340
6.500%, due 5/15/27	63,000	67,808
Match Group Holdings II LLC
3.625%, due 10/1/31	74,000	67,809
4.125%, due 8/1/30	33,000	31,680

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
News Corp.
3.875%, due 5/15/29	$93,000	$89,243
Nexstar Media, Inc.
4.750%, due 11/1/28	98,000	96,846
5.625%, due 7/15/27	61,000	62,525
ROBLOX Corp.
3.875%, due 5/1/30	41,000	39,667
Scripps Escrow II, Inc.
3.875%, due 1/15/29	42,000	40,083
Sirius XM Radio, Inc.
3.875%, due 9/1/31	174,000	160,950
4.000%, due 7/15/28	64,000	61,920
4.125%, due 7/1/30	89,000	84,793
5.000%, due 8/1/27	196,000	200,136
5.500%, due 7/1/29	83,000	86,136
TEGNA, Inc.
4.750%, due 3/15/26	62,000	63,007
Univision Communications, Inc.
4.500%, due 5/1/29	77,000	76,264
WMG Acquisition Corp.
3.000%, due 2/15/31	90,000	81,675
3.875%, due 7/15/30	70,000	66,793
		3,056,899
Real Estate — 4.4%
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, due 6/15/26	42,000	40,425
Howard Hughes Corp. (The)
4.125%, due 2/1/29	75,000	72,092
4.375%, due 2/1/31	37,000	35,196
5.375%, due 8/1/28	57,000	58,064
Iron Mountain, Inc.
4.875%, due 9/15/27	52,000	52,155
4.875%, due 9/15/29	123,000	121,419
5.000%, due 7/15/28	30,000	29,955
iStar, Inc.
4.750%, due 10/1/24	80,000	81,000
Kennedy-Wilson, Inc.
4.750%, due 3/1/29	42,000	41,713
4.750%, due 2/1/30	47,000	46,177
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
3.875%, due 2/15/29	74,000	76,035
4.500%, due 9/1/26	34,000	35,530
4.625%, due 6/15/25	75,000	78,375
5.625%, due 5/1/24	71,000	75,083
5.750%, due 2/1/27	40,000	44,200
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	34,000	32,898
4.750%, due 10/15/27	43,000	42,347
RLJ Lodging Trust LP
3.750%, due 7/1/26	51,000	49,470
4.000%, due 9/15/29	52,000	49,010
SBA Communications Corp.
3.875%, due 2/15/27	69,000	69,690
Starwood Property Trust, Inc.
4.750%, due 3/15/25	50,000	51,125
VICI Properties LP / VICI Note Co., Inc.
3.500%, due 2/15/25	43,000	42,826
3.750%, due 2/15/27	39,000	38,615
4.125%, due 8/15/30	40,000	40,123
4.250%, due 12/1/26	93,000	94,046
4.625%, due 12/1/29	77,000	79,254
		1,476,823
Telecommunication Services — 3.9%
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	28,000	30,170
Level 3 Financing, Inc.
4.625%, due 9/15/27	54,000	53,736
Lumen Technologies, Inc.
4.000%, due 2/15/27	124,000	118,963
5.125%, due 12/15/26	85,000	85,570
Sprint Capital Corp.
6.875%, due 11/15/28	78,000	92,781
8.750%, due 3/15/32	42,000	58,672
Sprint Communications, Inc.
6.000%, due 11/15/22	71,000	73,130
Sprint Corp.
7.125%, due 6/15/24	75,000	81,750
7.625%, due 2/15/25	126,000	140,175
7.625%, due 3/1/26	28,000	32,060
7.875%, due 9/15/23	109,000	117,720
T-Mobile USA, Inc.
2.250%, due 2/15/26	87,000	83,846
2.875%, due 2/15/31	144,000	135,360
3.500%, due 4/15/31	115,000	112,186
4.750%, due 2/1/28	68,000	70,295
Viasat, Inc.
5.625%, due 4/15/27	30,000	30,528
		1,316,942
Transportation — 1.8%
Delta Air Lines, Inc.
2.900%, due 10/28/24	71,000	70,091
3.750%, due 10/28/29(a)	34,000	33,005
3.800%, due 4/19/23	70,000	70,669
4.375%, due 4/19/28(a)	90,000	91,749
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, due 1/20/26	109,000	111,472
United Airlines, Inc.
4.375%, due 4/15/26	118,000	117,127
4.625%, due 4/15/29	120,000	118,736
		612,849
Utilities — 4.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.750%, due 5/20/27	40,000	42,267
Calpine Corp.
3.750%, due 3/1/31	56,000	50,878
4.500%, due 2/15/28	103,000	100,672
Clearway Energy Operating LLC
3.750%, due 2/15/31	90,000	84,732
4.750%, due 3/15/28	34,000	34,997
FirstEnergy Corp.
Series B, 4.150%, due 7/15/27	151,000	153,869
Series C, 3.400%, due 3/1/50	83,000	74,430
Series C, 5.350%, due 7/15/47	82,000	89,155
Series C, 7.375%, due 11/15/31	59,000	75,550
NextEra Energy Operating Partners LP
3.875%, due 10/15/26	36,000	36,270
4.250%, due 7/15/24	56,000	57,645
4.500%, due 9/15/27	39,000	39,487
NRG Energy, Inc.
3.375%, due 2/15/29	43,000	39,722

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Utilities (continued)
NRG Energy, Inc. (continued)
3.625%, due 2/15/31	$73,000	$67,707
3.875%, due 2/15/32	71,000	66,758
5.250%, due 6/15/29	50,000	51,450
5.750%, due 1/15/28	37,000	38,295
PG&E Corp.
5.000%, due 7/1/28	91,000	91,000
5.250%, due 7/1/30	60,000	59,486
TerraForm Power Operating LLC
5.000%, due 1/31/28	97,000	98,213
Vistra Operations Co. LLC
4.375%, due 5/1/29	68,000	65,620
5.000%, due 7/31/27	70,000	70,553
5.500%, due 9/1/26	69,000	70,380
		1,559,136
Total Corporate Bonds
(Cost $31,331,630)		30,504,313

Foreign Bonds — 7.3%

Consumer Discretionary — 1.3%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	65,000	61,542
3.875%, due 1/15/28	82,000	79,938
4.000%, due 10/15/30	129,000	119,411
4.375%, due 1/15/28	138,000	135,405
ZF North America Capital, Inc., (Germany)
4.750%, due 4/29/25	55,000	56,650
		452,946
Energy — 0.3%
Methanex Corp., (Canada)
5.125%, due 10/15/27	79,000	79,811
Parkland Corp., (Canada)
5.875%, due 7/15/27	30,000	30,932
		110,743
Industrials — 1.6%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	43,000	40,474
3.750%, due 8/1/25	54,000	54,000
5.125%, due 12/15/26	63,000	65,071
Mattamy Group Corp., (Canada)
4.625%, due 3/1/30	45,000	44,367
5.250%, due 12/15/27	32,000	32,564
Ritchie Bros Holdings, Inc., (Canada)
4.750%, due 12/15/31	30,000	30,216
Rolls-Royce PLC, (United Kingdom)
3.625%, due 10/14/25	86,000	84,436
5.750%, due 10/15/27	72,000	75,545
Vertical US Newco, Inc., (Germany)
5.250%, due 7/15/27	113,000	114,413
		541,086
Information Technology — 0.8%
Nokia OYJ, (Finland)
4.375%, due 6/12/27	51,000	52,785
Open Text Corp., (Canada)
3.875%, due 2/15/28	38,000	37,239
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	192,000	187,567
		277,591
Materials — 1.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.125%, due 8/15/26	165,000	163,713
FMG Resources August 2006 Pty Ltd., (Australia)
4.500%, due 9/15/27	180,000	184,244
NOVA Chemicals Corp., (Canada)
4.250%, due 5/15/29(a)	77,000	73,343
4.875%, due 6/1/24	68,000	69,360
5.250%, due 6/1/27	32,000	32,311
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26	44,000	44,357
		567,328
Media — 0.6%
UPC Broadband Finco BV, (Netherlands)
4.875%, due 7/15/31	37,000	36,656
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28	69,000	70,084
Videotron Ltd., (Canada)
3.625%, due 6/15/29	38,000	36,812
5.125%, due 4/15/27	40,000	40,885
		184,437
Telecommunication Services — 0.7%
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24	99,000	102,177
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	126,000	128,400
		230,577
Transportation — 0.3%
Air Canada, (Canada)
3.875%, due 8/15/26	87,000	84,859

Total Foreign Bonds
(Cost $2,534,801)		2,449,567

Short-Term Investments — 2.6%

Money Market Funds — 2.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)	265,054	265,054
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	614,190	614,190
Total Short-Term Investments
(Cost $879,244)		879,244

Total Investments — 100.4%
(Cost $34,745,675)		33,833,124
Other Assets and Liabilities, Net — (0.4)%		(150,539)
Net Assets — 100.0%		$33,682,585

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $989,829; total market value of collateral held by the Fund was $1,025,215. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $411,025.
(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$–	$30,504,313	$–	$30,504,313
Foreign Bonds	–	2,449,567	–	2,449,567
Short-Term Investments:
Money Market Funds	879,244	–	–	879,244
Total Investments in Securities	$879,244	$32,953,880	$–	$33,833,124

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.